Impairment of non-current assets	6 Months Ended
Jun. 30, 2024
Impairment of non-current assets
Impairment of non-current assets
17.	Impairment of non-current assets

According to the behavior of the key market assumptions, as of June 30, 2024 (unaudited), no factors or circumstances were identified that indicate that the book value of its assets exceed its recoverable value, considering the market conditions, the international prices and indicators of crude oil and products and the geopolitical context.